UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period:  July 31, 2013

Item 1. Schedule of Investments.

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.1%
	ARGENTINA – 5.5%
1,042,408	Arcos Dorados Holdings, Inc. - Class A	$12,571,441
79,680	MercadoLibre, Inc.	9,356,822
		21,928,263

	BERMUDA – 3.5%
379,192	Lazard Ltd. - Class A	13,787,421

	BRAZIL – 3.1%
578,680	BRF S.A. - ADR	12,401,112

	CANADA – 6.7%
160,272	Canadian National Railway Co.	16,004,762
366,181	Potash Corp. of Saskatchewan, Inc.	10,619,249
		26,624,011

	CHINA – 7.4%
6,370,335	Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	6,020,753
357,135	Tencent Holdings Ltd.	16,199,919
5,269,455	Want Want China Holdings Ltd.	7,134,107
		29,354,779

	DENMARK – 6.0%
73,788	Novo Nordisk A/S - ADR	12,464,269
328,375	Novozymes A/S	11,255,792
		23,720,061

	FRANCE – 4.7%
57,058	L'Oreal S.A.	9,560,270
49,984	LVMH Moet Hennessy Louis Vuitton S.A.	9,086,489
		18,646,759

	IRELAND – 3.7%
217,890	Covidien PLC	13,428,561
25,398	Mallinckrodt PLC*	1,165,514
		14,594,075

	JAPAN – 6.3%
74,518	FANUC Corp.	11,309,749
212,509	Sysmex Corp.	13,738,964
		25,048,713

	MEXICO – 2.5%
3,604,310	Wal-Mart de Mexico S.A.B. de C.V.	9,862,413

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NETHERLANDS – 11.3%
192,207	ASML Holding N.V.	$17,279,409
97,348	Core Laboratories N.V.	14,563,261
341,740	Sensata Technologies Holding N.V.*	12,842,589
		44,685,259

	PORTUGAL – 2.0%
401,865	Jeronimo Martins SGPS S.A.	7,938,932

	SOUTH AFRICA – 2.3%
538,590	Shoprite Holdings Ltd.	9,109,435

	SPAIN – 1.7%
52,290	Inditex S.A.	6,970,145

	SWEDEN – 3.4%
508,705	Svenska Cellulosa A.B. - B Shares	13,462,553

	SWITZERLAND – 11.9%
183,500	ACE Ltd.	16,768,230
217,727	Nestle S.A.	14,750,387
6,961	SGS S.A.	15,757,207
		47,275,824

	TAIWAN – 4.9%
1,155,840	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	19,626,163

	UNITED KINGDOM – 4.7%
228,329	ARM Holdings PLC - ADR	9,167,410
131,990	ASOS PLC*	9,508,741
		18,676,151

	UNITED STATES – 3.5%
364,977	Coca-Cola Enterprises, Inc.	13,701,237

	TOTAL COMMON STOCKS (Cost $343,787,485)	377,413,306

	SHORT-TERM INVESTMENTS – 5.7%
22,748,290	Fidelity Institutional Money Market, 0.07%1	22,748,290

	TOTAL SHORT-TERM INVESTMENTS (Cost $22,748,290)	22,748,290

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	TOTAL INVESTMENTS – 100.8% (Cost $366,535,775)	$400,161,596
	Liabilities in Excess of Other Assets – (0.8)%	(3,323,647)

	TOTAL NET ASSETS – 100.0%	$396,837,949

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.2%
	ARGENTINA – 7.4%
275	Arcos Dorados Holdings, Inc. - Class A	$3,316
60	MercadoLibre, Inc.	7,046
		10,362

	BRAZIL – 8.5%
175	BRF S.A. - ADR	3,750
130	Embraer S.A. - ADR	4,416
245	Totvs S.A.	3,787
		11,953

	CHILE – 5.7%
150	Embotelladora Andina S.A. - ADR	4,858
110	Sociedad Quimica y Minera de Chile S.A. - ADR	3,186
		8,044

	CHINA – 20.9%
5,620	Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	5,312
3,100	Sun Art Retail Group Ltd.	4,309
240	Tencent Holdings Ltd.	10,886
675	Tsingtao Brewery Co., Ltd. - Class H	5,157
2,800	Want Want China Holdings Ltd.	3,791
		29,455

	INDIA – 3.5%
130	Dr Reddy's Laboratories Ltd. - ADR	4,845

	INDONESIA – 8.6%
4,145	Bank Rakyat Indonesia Persero Tbk P.T.	3,327
25,500	Kalbe Farma Tbk P.T.	3,548
9,500	Tower Bersama Infrastructure Tbk P.T.*	5,269
		12,144

	MACAU – 3.4%
1,700	Wynn Macau Ltd.	4,822

	MEXICO – 7.5%
220	Grupo Televisa S.A.B. - ADR	5,962
1,700	Wal-Mart de Mexico S.A.B. de C.V.	4,652
		10,614

	NETHERLANDS – 6.0%
260	Yandex N.V. - Class A*	8,450

	SOUTH AFRICA – 6.5%
90	Sasol Ltd. - ADR	4,150

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH AFRICA (Continued)
295	Shoprite Holdings Ltd.	$4,990
		9,140

	TAIWAN – 4.9%
405	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	6,877

	TURKEY – 2.4%
120	Coca-Cola Icecek A.S.	3,378

	UNITED STATES – 8.9%
70	Pricesmart, Inc.	6,372
85	Yum! Brands, Inc.	6,198
		12,570

	TOTAL COMMON STOCKS (Cost $131,872)	132,654

	SHORT-TERM INVESTMENTS – 33.0%
46,546	Fidelity Institutional Money Market, 0.07%1	46,546

	TOTAL SHORT-TERM INVESTMENTS (Cost $46,546)	46,546

	TOTAL INVESTMENTS – 127.2% (Cost $178,418)	179,200
	Liabilities in Excess of Other Assets – (27.2)%	(38,308)

	TOTAL NET ASSETS – 100.0%	$140,892

ADR – American Depository Receipt

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.7%
	ARGENTINA – 4.4%
325	Arcos Dorados Holdings, Inc. - Class A	$3,920
40	MercadoLibre, Inc.	4,697
		8,617

	CANADA – 3.3%
65	Canadian National Railway Co.	6,491

	CHINA – 7.3%
1,300	Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	1,228
185	Tencent Holdings Ltd.	8,392
610	Tsingtao Brewery Co., Ltd. - Class H	4,660
		14,280

	DENMARK – 3.4%
40	Novo Nordisk A/S - ADR	6,757

	MEXICO – 2.4%
1,745	Wal-Mart de Mexico S.A.B. de C.V.	4,775

	NETHERLANDS – 2.4%
32	Core Laboratories N.V.	4,787

	SWITZERLAND – 10.8%
85	ACE Ltd.	7,767
100	Nestle S.A.	6,775
3	SGS S.A.	6,791
		21,333

	TAIWAN – 4.0%
465	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	7,896

	UNITED KINGDOM – 5.5%
135	ARM Holdings PLC - ADR	5,420
75	ASOS PLC*	5,403
		10,823

	UNITED STATES – 52.2%
50	3M Co.	5,872
42	Amazon.com, Inc.*	12,651
95	American Tower Corp. - REIT	6,725
60	Celgene Corp.*	8,812
105	Coca-Cola Enterprises, Inc.	3,942
140	eBay, Inc.*	7,237
10	Google, Inc. - Class A*	8,876

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
90	Monsanto Co.	$8,890
90	National Oilwell Varco, Inc.	6,315
120	NIKE, Inc. - Class B	7,550
30	Perrigo Co.	3,732
60	Philip Morris International, Inc.	5,351
45	Pricesmart, Inc.	4,096
275	TD Ameritrade Holding Corp.	7,433
75	Yum! Brands, Inc.	5,469
		102,951

	TOTAL COMMON STOCKS (Cost $184,476)	188,710

	SHORT-TERM INVESTMENTS – 3.9%
7,676	Fidelity Institutional Money Market, 0.07%1	7,676

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,676)	7,676

	TOTAL INVESTMENTS – 99.6% (Cost $192,152)	196,386
	Other Assets in Excess of Liabilities – 0.4%	819

	TOTAL NET ASSETS – 100.0%	$197,205

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

WCM Focused Funds
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2013 (Unaudited)

Note 1 – Organization
WCM Focused International Growth Fund (the ‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), and WCM Focused Global Growth Fund (“Global Growth” or “Global Growth Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The International Growth Fund’s primary investment objective is to provide long-term capital appreciation.  The Fund offers two classes of shares, Investor Class and Institutional Class.  The International Growth Fund commenced investment operations on May 31, 2011 with the Institutional Class shares.  The Investor Class shares commenced operations on August 31, 2011.

The Emerging Markets Fund’s primary investment objective is to provide long-term capital appreciation.  The Fund offers two classes of shares, Investor Class and Institutional Class.  The Emerging Markets Fund commenced investment operations on June 28, 2013.

The Global Growth Fund’s primary investment objective is to provide long-term capital appreciation.  The Fund offers two classes of shares, Investor Class and Institutional Class.  The Global Growth Fund commenced investment operations on June 28, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except the certain expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

WCM Focused Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2013 (Unaudited)

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Funds’ net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

Note 3 – Federal Income Taxes
At July 31, 2013, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Growth	Emerging Markets	Global Growth
Cost of Investments	$366,583,294	$178,418	$192,152

Gross Unrealized Appreciation	$49,162,779	$4,315	$6,033
Gross Unrealized Depreciation	(15,584,477)	(3,533)	(1,799)
Net Unrealized Appreciation on Investments	$33,578,302	$782	$4,234

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

WCM Focused Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2013 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2013, in valuing the Funds’ assets carried at fair value:

International Growth:	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$377,413,306	$-	$-	$377,413,306
Short-Term Investments	22,748,290	-	-	22,748,290
Total Investments	$400,161,596	$-	$-	$400,161,596

Emerging Markets:	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$132,654	$-	$-	$132,654
Short-Term Investments	46,546	-	-	46,546
Total Investments	$179,200	$-	$-	$179,200

Global Growth:	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$188,710	$-	$-	$188,710
Short-Term Investments	7,676	-	-	7,676
Total Investments	$196,386	$-	$-	$196,386

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	9/30/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	9/30/2013

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/30/2013